Note 10 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Avg Exercise Price (CDN$)
Balance at December 31, 2015	1,000,000	$0.05
Options issued	3,500,000	$0.25
Options issued through amalgamation	80,000	$0.25
Options exercised on April 21, 2016	(80,000)	$0.25
Options exercised on August 15, 2016	(400,000)	$0.05
Options issued on December 21, 2016	3,875,000	$1.50
Balance at December 31, 2016	7,975,000	$0.84
Stock options exercised on February 21, 2017	(10,000)	$0.25
Stock options exercised on February 21, 2017	(400,000)	$0.05
Options issued on February 24, 2017	535,000	$1.50
Stock options exercised on May 8, 2017	(7,060)	$1.50
Stock options cancelled on May 17, 2017	(10,000)	$1.50
Stock options exercised on May 23, 2017	(80,000)	$0.25
Stock options exercised on July 6, 2017	(200,000)	$0.05
Stock options exercised on July 17, 2017	(220,000)	$0.25
Options issued on August 14, 2017	1,280,000	$2.75
Stock options exercised on August 29, 2017	(7,940)	$1.50
Stock options exercised on December 19, 2017	(25,000)	$0.25
Stock options exercised on December 19, 2017	(750,000)	$1.50
Balance at December 31, 2017	8,080,000	$1.21

Share-based Compensation Arrangements by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
Grant date	Exercise price (CDN$)	Number of options issued and outstanding	Number of vested options outstanding	Weighted Avg Remaining Life (years)
March 28, 2016	$0.25	3,165,000	3,165,000	0.24
December 21, 2016	$1.50	3,100,000	3,100,000	0.97
February 24, 2017	$1.50	535,000	535,000	1.15
August 14, 2017	$2.75	1,205,000	1,205,000	1.62
August 14, 2017	$2.75	75,000	37,500	0.62

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	March 28, 2016	April 21, 2016	December 21, 2016
Volatility	63%	63%	58%
Risk-free interest rate	0.56%	1.12%	0.81%
Expected life (years)	2.06	1	2
Dividend yield	0%	0%	0%
Common share price	CDN $0.20	CDN $0.20	CDN $1.45
Strike price	CDN $0.25	CDN $0.25	CDN $1.50
Forfeiture rate	nil	nil	nil
	February 24, 2017	August 14, 2017	August 14, 2017
Volatility	59%	59%	83%
Risk-free interest rate	0.81%	1.22%	1.22%
Expected life (years)	2	2	1
Dividend yield	0%	0%	0%
Common share price	CDN $1.35	CDN $2.40	CDN $2.40
Strike price	CDN $1.50	CDN $2.75	CDN $2.75
Forfeiture rate	nil	nil	nil